Offerings	Dec. 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 96,976,138.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,392.40
Offering Note	Calculated as the aggregate maximum purchase price for Shares that could be purchased, based upon the net asset value of the Fund as of September 30, 2025.

The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 from October 1, 2025 to September 30, 2026, equals $138.10 per $1,000,000 of the Transaction Valuation of 5% of the net asset value at September 30, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 95,015,573.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,546.88
Offering Note	Calculated as the aggregate maximum purchase price for Shares that could be purchased, based upon the net asset value of the Fund as of March 31, 2025.

Calculated at $153.10 per $1,000,000 of the Transaction Valuation of 5% of the net asset value at March 31, 2025.